Transamerica International Equity Investment Objectives and Goals - Retail Class [Member] - Transamerica International Equity	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica International Equity
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.